GEOGRAPHICAL SALES AND SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Schedule of Sales by Geographical Area
Information for the Company’s sales by geographical area for the years ended December 31, 2018, 2017 and 2016 are as follows:

	Year Ended December 31,
	2018	2017	2016

Domestic Sales	$131,642,673	$126,930,386	$112,119,286
International Sales	4,462,194	5,445,529	4,909,868
	$136,104,867	$132,375,915	$117,029,154